--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]
                                                                      CONSECO(R)
                                                                    Step up.(SM)
--------------------------------------------------------------------------------

ISSUED BY

CONSECO VARIABLE
INSURANCE COMPANY

                                                                         Conseco

                                                                  ADVANTAGE PLUS
                                                      --------------------------
                                                      FIXED AND VARIABLE ANNUITY

                                                                     MAY 1, 2000
                                                        AS AMENDED JULY 17, 2000

                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                              CONSECO VARIABLE ANNUITY ACCOUNT H



                                       This cover is not part of the prospectus.

                                                                  [LOGO OMITTED]
                                                                      CONSECO(R)
================================================================================


                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT H

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

     This prospectus describes the individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

     The annuity contract has 48 investment options--a fixed account of ours and 47 investment portfolios listed below. You can put your money in the fixed account and/or the investment portfolios. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment portfolios at one time. In certain states, your contract may not contain a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

     o  Conseco 20 Focus Portfolio

     o  Equity Portfolio

     o  Balanced Portfolio

     o  High Yield Portfolio

     o  Fixed Income Portfolio

     o  Government Securities Portfolio

     o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

     o  Alger American Growth Portfolio

     o  Alger American Leveraged AllCap Portfolio

     o  Alger American MidCap Growth Portfolio

     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.

     o  VP Income & Growth

     o  VP International

     o  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC

     o  Berger IPT--Growth Fund

     o  Berger IPT--Growth and Income Fund

     o  Berger IPT--Small Company Growth Fund

     o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC

     o  Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND
MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
MANAGED BY THE DREYFUS CORPORATION

     o  Dreyfus VIF Disciplined Stock Portfolio

     o  Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT CO.

     o  Federated High Income Bond Fund II

     o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

     o  Federated International Equity Fund II

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

INVESCO VARIABLE INVESTMENT FUNDS, INC.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2000)
MANAGED BY INVESCO FUNDS GROUP, INC.

     o  INVESCO VIF--High Yield Fund

     o  INVESCO VIF--Equity Income Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION

     o  Aggressive Growth Portfolio

     o  Growth Portfolio

     o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT

     o  Lazard Retirement Equity Portfolio

     o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.

     o  Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY MITCHELL HUTCHINS ASSET MANAGEMENT INC.

     o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.

     o  Limited Maturity Bond Portfolio

     o  Partners Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS

     o  OTC Fund

     o  Nova Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

     o  Seligman Communications and Information Portfolio

     o  Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

     o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

     o  Strong MidCap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

     o  Worldwide Bond Fund

     o  Worldwide Emerging Markets Fund

     o  Worldwide Hard Assets Fund

     o  Worldwide Real Estate Fund

     The expenses for a contract with a purchase payment credit are higher than a contract without the purchase payment credit (also referred to as a bonus) and the amount of the purchase payment credit may be more than offset by the additional expenses attributable to the credit.

     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

     To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 37 of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032-4555.

THE CONTRACTS:

     o  ARE NOT BANK DEPOSITS

     o  ARE NOT FEDERALLY INSURED

     o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

     o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

  May 1, 2000, as amended July 17, 2000

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================

TABLE OF CONTENTS

                                                                            PAGE

INDEX OF SPECIAL TERMS .....................................................   5
HIGHLIGHTS .................................................................   6
FEE TABLE ..................................................................   7
THE COMPANY ................................................................  16
THE CONSECO ADVANTAGE PLUS ANNUITY CONTRACT ................................  16
PURCHASE ...................................................................  16
  Purchase Payments ........................................................  16
  Purchase Payment Credit Feature ..........................................  16
  Allocation of Purchase Payments ..........................................  17
  Free Look ................................................................  17
INVESTMENT OPTIONS .........................................................  17
  Investment Portfolios ....................................................  17
  The Fixed Account ........................................................  19
  The General Account ......................................................  19
  Voting Rights ............................................................  19
  Substitution .............................................................  19
  Transfers ................................................................  19
  Dollar Cost Averaging Program ............................................  20
  Rebalancing Program ......................................................  20
  Asset Allocation Program .................................................  21
  Sweep Program ............................................................  21
EXPENSES ...................................................................  21
  Insurance Charges ........................................................  21
  Contract Maintenance Charge ..............................................  22
  Contingent Deferred Sales Charge .........................................  22
  Reduction or Elimination of the Contingent Deferred Sales Charge .........  22
  Transfer Fee .............................................................  23
  Premium Taxes ............................................................  23
  Income Taxes .............................................................  23
  Investment Portfolio Expenses ............................................  23
CONTRACT VALUE .............................................................  23
  Accumulation Units .......................................................  23
ACCESS TO YOUR MONEY .......................................................  24
  Systematic Withdrawal Program ............................................  24
  Suspension of Payments or Transfers ......................................  24
DEATH BENEFIT ..............................................................  25
  Upon Your Death During the Accumulation Period ...........................  25
  Death Benefit Amount During the Accumulation Period ......................  25
  Payment of Death Benefit During the Accumulation Period ..................  25
  Death of Contract Owner During the Annuity Period ........................  26
  Death of Annuitant .......................................................  26

================================================================================


TABLE OF CONTENTS CONT'D

                                                                            PAGE

ANNUITY PAYMENTS (THE ANNUITY PERIOD) ......................................  26
  Annuity Payment Amount ...................................................  26
  Annuity Options ..........................................................  27
TAXES ......................................................................  28
  Annuity Contracts in General .............................................  28
  Qualified and Non-Qualified Contracts ....................................  28
  Withdrawals--Non-Qualified Contracts .....................................  28
  Withdrawals--Qualified Contracts .........................................  28
  Withdrawals--Tax-Sheltered Annuities .....................................  29
  Diversification ..........................................................  29
  Investor Control .........................................................  29
PERFORMANCE ................................................................  29
OTHER INFORMATION ..........................................................  30
  The Separate Account .....................................................  30
  Distributor ..............................................................  30
  Ownership ................................................................  30
  Beneficiary ..............................................................  30
  Assignment ...............................................................  30
  Financial Statements .....................................................  30
APPENDIX A .................................................................  31
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...............  37

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Period ........................................................  16
Accumulation Unit ..........................................................  23
Annuitant ..................................................................  26
Annuity Date ...............................................................  26
Annuity Options ............................................................  26
Annuity Payments ...........................................................  26
Annuity Period .............................................................  16
Annuity Unit ...............................................................  23
Beneficiary ................................................................  30
Contract ...................................................................   1
Investment Portfolios ......................................................  17
Joint Owner ................................................................  30
Non-Qualified ..............................................................  28
Owner ......................................................................  30
Purchase Payment ...........................................................  16
Qualified ..................................................................  28
Tax-Deferral ...............................................................  28

================================================================================


HIGHLIGHTS

     The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the sub-accounts (also referred to as investment portfolios) of Conseco Variable Annuity Account H (Separate Account) and the fixed account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     The contract has a purchase payment credit feature under which we will credit an additional 4% to each purchase payment (purchase payment credit or bonus) you make. We call this the bonus feature. The contract also offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options.

     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 8% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation (less the purchase payment credit). This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

     INQUIRIES. If you need more information, please contact us at:

     Conseco Variable Insurance Company
     11815 N. Pennsylvania Street
     Carmel, Indiana 46032
     (800) 824-2726

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


FEE TABLE

     The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES:

CONTINGENT DEFERRED SALES CHARGE: (as a percentage of Purchase Payments)(See
Note 1 on page 9)


          NO. OF CONTRACT YEARS FROM               CONTINGENT DEFERRED
          RECEIPT OF PURCHASE PAYMENT             SALES CHARGE PERCENT
          ------------------------------------------------------------
          0-1............................................ 8%
          2.............................................. 8%
          3.............................................. 8%
          4.............................................. 8%
          5.............................................. 7%
          6.............................................. 6%
          7.............................................. 5%
          8.............................................. 3%
          9.............................................. 1%
          10 or more..................................... 0%
          ------------------------------------------------------------


TRANSFER FEE: (See Note 2)        No charge for one transfer in each 30 day
                                  period during the accumulation period.
                                  Thereafter, we will charge a fee of $25 per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.

CONTRACT MAINTENANCE CHARGE:      $30 per contract per year
(See Note 3)

SEPARATE ACCOUNT ANNUAL EXPENSES: (See Note 4)
(as a percentage of average
account value)

                                            INSURANCE CHARGES
                                            (COMPRISED OF THE
                                               MORTALITY AND         TOTAL
                                               EXPENSE RISK        SEPARATE
                                                CHARGE AND         ACCOUNT
                                              ADMINISTRATIVE        ANNUAL
                                                  CHARGE)          EXPENSES
                                            ------------------     --------

Standard contract ...........................      1.40%            1.40%

Contract with guaranteed minimum
  death benefit (current charge) ............      1.70%            1.70%

Contract with guaranteed minimum
  death benefit (maximum charge) ............      1.90%            1.90%

Contract with guaranteed minimum
  death benefit and guaranteed
  minimum income benefit (current charge) ...      2.00%            2.00%

Contract with guaranteed minimum
  death benefit and guaranteed minimum
  income benefit (maximum charge) ...........      2.40%            2.40%

================================================================================


INVESTMENT PORTFOLIO EXPENSES:
(as a percentage of the average daily net assets of an investment portfolio)

                                                                   TOTAL ANNUAL
                                                                    PORTFOLIO
                                                  OTHER EXPENSES     EXPENSES
                                                  (AFTER EXPENSE  (AFTER EXPENSE
                                                  REIMBURSEMENT,  REIMBURSEMENT,
                                     MANAGE-       IF ANY, FOR     IF ANY, FOR
                                      MENT   12B-1   CERTAIN         CERTAIN
                                      FEES   FEES  PORTFOLIOS)     PORTFOLIOS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSECO SERIES TRUST (5)
--------------------------------------------------------------------------------
Conseco 20 Focus Portfolio (6) .... 0.80%      --    0.10%          0.90%
Equity Portfolio .................. 0.75%      --    0.02%          0.77%
Balanced Portfolio ................ 0.75%      --    0.00%          0.75%
High Yield Portfolio (6) .......... 0.80%      --    0.10%          0.90%
Fixed Income Portfolio ............ 0.60%      --    0.07%          0.67%
Government Securities Portfolio ... 0.60%      --    0.06%          0.66%
Money Market Portfolio (7) ........ 0.35%      --    0.05%          0.40%
--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
Alger American Growth Portfolio ... 0.75%      --    0.04%          0.79%
Alger American Leveraged
  AllCap Portfolio (8) ............ 0.85%      --    0.08%          0.93%
Alger American Mid Cap
  Growth Portfolio ................ 0.80%      --    0.05%          0.85%
Alger American Small
  Capitalization Portfolio ........ 0.85%      --    0.05%          0.90%
--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
VP Income & Growth(9) ............. 0.70%      --    0.00%          0.70%
VP International (9) .............. 1.34%      --    0.00%          1.34%
VP Value(9) ....................... 1.00%      --    0.00%          1.00%
--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
Berger IPT-Growth Fund (10) ....... 0.75%      --    0.25%          1.00%
Berger IPT-Growth and
  Income Fund (10) ................ 0.75%      --    0.25%          1.00%
Berger IPT-Small Company
  Growth Fund (10) ................ 0.85%      --    0.30%          1.15%
Berger IPT-New Generation
  Fund (10) ....................... 0.85%      --    0.30%          1.15%
Berger/BIAM IPT-International
  Fund (10) ....................... 0.90%      --    0.30%          1.20%
--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.                 0.75%      --    0.04%          0.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND .......... 0.25%      --    0.01%          0.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
--------------------------------------------------------------------------------
Dreyfus VIF Disciplined
  Stock Portfolio ................. 0.75%      --    0.06%          0.81%
Dreyfus VIF International
  Value Portfolio ................. 1.00%      --    0.35%          1.35%
--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------
Federated High Income
  Bond Fund II .................... 0.60%      --    0.19%          0.79%
Federated International
  Equity Fund II (11) ............. 0.54%      --    0.71%          1.25%
Federated Utility Fund II ......... 0.75%      --    0.19%          0.94%
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF--High Yield
  Fund (12) ....................... 0.60%      --    0.47%          1.07%
INVESCO VIF--Equity Income
  Fund (12) ....................... 0.75%      --    0.42%          1.17%
--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
Aggressive Growth Portfolio (13) .. 0.65%      --    0.02%          0.67%
Growth Portfolio (13) ............. 0.65%      --    0.02%          0.67%
Worldwide Growth Portfolio (13) ... 0.65%      --    0.05%          0.70%
--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------------------------
Lazard Retirement Equity
  Portfolio (14) .................. 0.75%    0.25%   0.25%          1.25%
Lazard Retirement Small Cap
  Portfolio (14) .................. 0.75%    0.25%   0.25%          1.25%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


                                                                   TOTAL ANNUAL
                                                                    PORTFOLIO
                                                  OTHER EXPENSES     EXPENSES
                                                  (AFTER EXPENSE  (AFTER EXPENSE
                                                  REIMBURSEMENT,  REIMBURSEMENT,
                                     MANAGE-       IF ANY, FOR     IF ANY, FOR
                                      MENT   12B-1   CERTAIN         CERTAIN
                                      FEES   FEES  PORTFOLIOS)     PORTFOLIOS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------------------------
Growth & Income Portfolio ......... 0.50%      --    0.37%          0.87%
--------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
--------------------------------------------------------------------------------
Growth and Income Portfolio ....... 0.70%      --    0.53%          1.23%
--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------
Limited Maturity Bond Portfolio ... 0.65%      --    0.11%          0.76%
Partners Portfolio ................ 0.80%      --    0.07%          0.87%
--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------
OTC Fund .......................... 0.75%      --    0.80%          1.55%
Nova Fund ......................... 0.75%      --    0.80%          1.55%
--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
Seligman Communications and
  Information Portfolio (15) ...... 0.75%    0.25%   0.11%          1.11%
Seligman Global Technology
  Portfolio (15) .................. 1.00%    0.15%   0.40%          1.55%
--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------------------------
Opportunity Fund II ............... 1.00%      --    0.14%          1.14%
--------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------------------------
Strong Mid Cap Growth
  Fund II (16) .................... 1.00%      --    0.15%          1.15%
--------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (17)
--------------------------------------------------------------------------------
Worldwide Bond Fund ............... 1.00%      --    0.22%          1.22%
Worldwide Emerging Markets Fund ... 1.00%      --    0.54%          1.54%
Worldwide Hard Assets Fund ........ 1.00%      --    0.26%          1.26%
Worldwide Real Estate Fund ........ 1.00%      --    2.23%          3.23%

EXPLANATION OF FEE TABLE AND EXAMPLES:

     1. Once each contract year, you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

        (i)   10% of the value of your contract (on a non-cumulative basis);

        (ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or

        (iii) the total of your purchase payments that have been in the contract more than 9 complete years.

     2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the full contract maintenance charge for the year.

     4. The Fee Table and contract refer to Insurance Charges. The Insurance Charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this

================================================================================


prospectus we will refer to this charge as an Insurance Charge.

     The Fee Table reflects the current Insurance Charges for your contract. We reserve the right to increase the Insurance Charge, in the future, for contracts with the guaranteed minimum death benefit and for contracts with the guaranteed minimum death benefit and the guaranteed minimum income benefit. These maximum charges are also reflected in the Fee Table.

     5. The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed: 0.90% for Conseco 20 Focus Portfolio; 0.85% for Equity Portfolio; 0.85% for Balanced Portfolio; 0.90% for High Yield Portfolio; 0.70% for Fixed Income Portfolio; 0.70% for Government Securities Portfolio and 0.45% for Money Market Portfolio. The Adviser and Administrator may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of 3 years, after the date of the waiver.

     6. Because these Portfolios have not completed a full fiscal year, other expenses are estimated.


     7. Conseco Capital Management, Inc., since May 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees for the Money Market Portfolio would be 0.60%.

     8. The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

     9. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     10. The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been 1.43%, 0.43%, 0.64%, 2.10% and 1.55%, respectively, and their Total Annual Portfolio Expenses would have been 2.18%, 1.18%, 1.49%, 2.95% and 2.45%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees. Expenses shown for the Berger IPT--New Generation Fund are based on estimates for the Fund's first full year of operations.

     11. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     12. The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. The expense information in the table has been restated from the financials to reflect a change in the administrative services fee. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% of the High Yield Fund's average net assets and 1.15% of the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended December 31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets, and 0.44% and 1.19% respectively of the Equity Income Fund's average net assets.

     13. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     14. Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1999 would have been 5.63% for the Lazard Retirement Equity Portfolio and 7.31% for the Lazard Retirement Small Cap Portfolio.

     15. The amount of the Management Fee and Other Expenses are actual expenses for the fiscal year ended December 31, 1999. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering shares charging 12b-1 fees effective May 1, 2000. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed .40%. Without reimbursement, other expenses and total annual portfolio expenses would have been .41% and 1.56% respectively, for Seligman Global Technology Portfolio. There is no assurance that Seligman will continue this policy in the future.

     16. Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.02%. Without these absorptions, the expenses would have been 1.17% for the year ended December 31, 1999. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     17. Van Eck Associates Corporation (the "Adviser") agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets for the period January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.30% of average daily net assets. For the Worldwide Real Estate Fund, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) for the period January 2, 1999 to February 28, 1999. The Adviser also agreed to assume expenses exceeding 1.50% of the Worldwide Real Estate Fund's average daily net assets for the period March 3, 1999 to December 31, 1999. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses.

================================================================================


EXAMPLES:

     The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $30,000.

     The examples in Chart 1 below assume that you do not elect the guaranteed minimum death benefit or the guaranteed minimum income benefit. The examples in Chart 2 below assume that you elect the guaranteed minimum death benefit and the guaranteed minimum income benefit and the maximum insurance charges (as opposed to the current charges for your Contract) apply.

     Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed:

     (a) If you surrender your contract at the end of each time period or if you annuitize your contract (except if your annuity date is on or after the 5th contract anniversary and you choose an annuity option that has a life contingency for a minimum of 5 years);

     (b)  If you do not surrender your contract.

                                                                  TIME PERIODS
CHART 1                                                         1 YEAR   3 YEARS
--------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus .............................................  (a)$100  (a)$151
                                                                (b)$ 25  (b)$ 77
Equity .......................................................  (a)$ 98  (a)$147
                                                                (b)$ 24  (b)$ 73
Balanced .....................................................  (a)$ 98  (a)$146
                                                                (b)$ 23  (b)$ 72
High Yield ...................................................  (a)$100  (a)$151
                                                                (b)$ 25  (b)$ 77
Fixed Income .................................................  (a)$ 97  (a)$144
                                                                (b)$ 23  (b)$ 70
Government Securities ........................................  (a)$ 97  (a)$143
                                                                (b)$ 22  (b)$ 69
Money Market .................................................  (a)$ 94  (a)$135
                                                                (b)$ 20  (b)$ 61
THE ALGER AMERICAN FUND
Alger American Growth ........................................  (a)$ 98  (a)$148
                                                                (b)$ 24  (b)$ 73
Alger American Leveraged AllCap ..............................  (a)$100  (a)$152
                                                                (b)$ 25  (b)$ 78
Alger American MidCap Growth .................................  (a)$ 99  (a)$149
                                                                (b)$ 24  (b)$ 75
Alger American Small Capitalization ..........................  (a)$100  (a)$151
                                                                (b)$ 25  (b)$ 77
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth ...........................................  (a)$ 98  (a)$145
                                                                (b)$ 23  (b)$ 71
VP International .............................................  (a)$104  (a)$165
                                                                (b)$ 30  (b)$ 91
VP Value .....................................................  (a)$101  (a)$154
                                                                (b)$ 26  (b)$ 80
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth ...........................................  (a)$101  (a)$154
                                                                (b)$ 26  (b)$ 80
Berger IPT--Growth and Income ................................  (a)$101  (a)$154
                                                                (b)$ 26  (b)$ 80
Berger IPT--Small Company Growth .............................  (a)$102  (a)$159
                                                                (b)$ 28  (b)$ 85
Berger IPT--New Generation ...................................  (a)$102  (a)$159
                                                                (b)$ 28  (b)$ 85
Berger/BIAM IPT--International ...............................  (a)$103  (a)$160
                                                                (b)$ 28  (b)$ 86

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


                                                                 TIME PERIODS
                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ..........  (a)$ 98   (a)$148
                                                               (b)$ 24   (b)$ 73
DREYFUS STOCK INDEX FUND ....................................  (a)$ 93   (a)$131
                                                               (b)$ 18   (b)$ 57
DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio .....................  (a)$ 99   (a)$148
                                                               (b)$ 24   (b)$ 74
Dreyfus VIF International Value Portfolio ...................  (a)$104   (a)$165
                                                               (b)$ 30   (b)$ 91
FEDERATED INSURANCE SERIES
Federated High Income Bond II ...............................  (a)$ 98   (a)$148
                                                               (b)$ 24   (b)$ 73
Federated International Equity II ...........................  (a)$103   (a)$162
                                                               (b)$ 29   (b)$ 88
Federated Utility II ........................................  (a)$100   (a)$152
                                                               (b)$ 25   (b)$ 78
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield .....................................  (a)$101   (a)$156
                                                               (b)$ 27   (b)$ 82
INVESCO VIF--Equity Income ..................................  (a)$102   (a)$160
                                                               (b)$ 28   (b)$ 85
JANUS ASPEN SERIES
Aggressive Growth ...........................................  (a)$ 97   (a)$144
                                                               (b)$ 23   (b)$ 70
Growth ......................................................  (a)$ 97   (a)$144
                                                               (b)$ 23   (b)$ 70
Worldwide Growth ............................................  (a)$ 98   (a)$145
                                                               (b)$ 23   (b)$ 71
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity ....................................  (a)$103   (a)$162
                                                               (b)$ 29   (b)$ 88
Lazard Retirement Small Cap .................................  (a)$103   (a)$162
                                                               (b)$ 29   (b)$ 88
LORD ABBETT SERIES FUND, INC.
Growth & Income .............................................  (a)$ 99   (a)$150
                                                               (b)$ 25   (b)$ 76
MITCHELL HUTCHINS SERIES TRUST
Growth and Income ...........................................  (a)$103   (a)$161
                                                               (b)$ 28   (b)$ 87
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .......................................  (a)$ 98   (a)$147
                                                               (b)$ 24   (b)$ 72
Partners ....................................................  (a)$ 99   (a)$150
                                                               (b)$ 25   (b)$ 76
RYDEX VARIABLE TRUST
OTC .........................................................  (a)$106   (a)$171
                                                               (b)$ 32   (b)$ 97
Nova ........................................................  (a)$106   (a)$171
                                                               (b)$ 32   (b)$ 97
SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio ...........  (a)$102   (a)$158
                                                               (b)$ 27   (b)$ 83
Seligman Global Technology Portfolio ........................  (a)$106   (a)$171
                                                               (b)$ 32   (b)$ 97
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .........................................  (a)$102   (a)$159
                                                               (b)$ 27   (b)$ 84
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth II .....................................  (a)$102   (a)$159
                                                               (b)$ 28   (b)$ 85

================================================================================


                                                                  TIME PERIODS
                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST

Worldwide Bond .............................................  (a)$103    (a)$161
                                                              (b)$ 28    (b)$ 87
Worldwide Emerging Markets .................................  (a)$106    (a)$171
                                                              (b)$ 32    (b)$ 97
Worldwide Hard Assets ......................................  (a)$103    (a)$162
                                                              (b)$ 29    (b)$ 88
Worldwide Real Estate. .....................................  (a)$124    (a)$223
                                                              (b)$ 49    (b)$148
CHART 2
--------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus ...........................................  (a)$110    (a)$182
                                                              (b)$ 35    (b)$108
Equity .....................................................  (a)$109    (a)$178
                                                              (b)$ 34    (b)$104
Balanced ...................................................  (a)$109    (a)$178
                                                              (b)$ 34    (b)$103
High Yield .................................................  (a)$110    (a)$182
                                                              (b)$ 35    (b)$108
Fixed Income ...............................................  (a)$108    (a)$175
                                                              (b)$ 33    (b)$101
Government Securities ......................................  (a)$108    (a)$175
                                                              (b)$ 33    (b)$100
Money Market ...............................................  (a)$105    (a)$167
                                                              (b)$ 30    (b)$ 92
THE ALGER AMERICAN FUND
Alger American Growth ......................................  (a)$109    (a)$179
                                                              (b)$ 34    (b)$104
Alger American Leveraged AllCap ............................  (a)$110    (a)$183
                                                              (b)$ 36    (b)$109
Alger American MidCap Growth ...............................  (a)$110    (a)$181
                                                              (b)$ 35    (b)$106
Alger American Small Capitalization ........................  (a)$110    (a)$182
                                                              (b)$ 35    (b)$108
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .........................................  (a)$108    (a)$176
                                                              (b)$ 33    (b)$102
VP International ...........................................  (a)$115    (a)$196
                                                              (b)$ 40    (b)$121
VP Value ...................................................  (a)$111    (a)$185
                                                              (b)$ 36    (b)$111
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth .........................................  (a)$111    (a)$185
                                                              (b)$ 36    (b)$111
Berger IPT--Growth and Income ..............................  (a)$111    (a)$185
                                                              (b)$ 36    (b)$111
Berger IPT--Small Company Growth ...........................  (a)$113    (a)$190
                                                              (b)$ 38    (b)$115
Berger IPT--New Generation .................................  (a)$113    (a)$190
                                                              (b)$ 38    (b)$115
Berger/BIAM IPT--International .............................  (a)$113    (a)$191
                                                              (b)$ 38    (b)$117
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. .........  (a)$109    (a)$179
                                                              (b)$ 34    (b)$104
DREYFUS STOCK INDEX FUND ...................................  (a)$103    (a)$162
                                                              (b)$ 29    (b)$ 88
DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF--Disciplined Stock .............................  (a)$109    (a)$179
                                                              (b)$ 34    (b)$105

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


                                                                  TIME PERIODS
                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Dreyfus VIF--International Value ...........................  (a)$115   (a)$196
                                                              (b)$ 40   (b)$122
FEDERATED INSURANCE SERIES
Federated High Income Bond II ..............................  (a)$109   (a)$179
                                                              (b)$ 34   (b)$104
Federated International Equity II ..........................  (a)$114   (a)$193
                                                              (b)$ 39   (b)$118
Federated Utility II .......................................  (a)$111   (a)$183
                                                              (b)$ 36   (b)$109
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield ....................................  (a)$112   (a)$188
                                                              (b)$ 37   (b)$113
INVESCO VIF--Equity Income .................................  (a)$113   (a)$191
                                                              (b)$ 38   (b)$116
JANUS ASPEN SERIES
Aggressive Growth ..........................................  (a)$108   (a)$175
                                                              (b)$ 33   (b)$101
Growth .....................................................  (a)$108   (a)$175
                                                              (b)$ 33   (b)$101
Worldwide Growth ...........................................  (a)$108   (a)$176
                                                              (b)$ 33   (b)$102
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity ...................................  (a)$114   (a)$193
                                                              (b)$ 39   (b)$118
Lazard Retirement Small Cap ................................  (a)$114   (a)$193
                                                              (b)$ 39   (b)$118
LORD ABBETT SERIES FUND, INC.
Growth & Income ............................................  (a)$110   (a)$181
                                                              (b)$ 35   (b)$107
MITCHELL HUTCHINS SERIES TRUST
Growth and Income ..........................................  (a)$114   (a)$192
                                                              (b)$ 39   (b)$118
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ......................................  (a)$109   (a)$178
                                                              (b)$ 34   (b)$103
Partners ...................................................  (a)$110   (a)$181
                                                              (b)$ 35   (b)$107
RYDEX VARIABLE TRUST
OTC ........................................................  (a)$117   (a)$202
                                                              (b)$ 42   (b)$128
Nova .......................................................  (a)$117   (a)$202
                                                              (b)$ 42   (b)$128
SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio ..........  (a)$112   (a)$189
                                                              (b)$ 38   (b)$114
Seligman Global Technology Portfolio .......................  (a)$117   (a)$202
                                                              (b)$ 42   (b)$128
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ........................................  (a)$113   (a)$190
                                                              (b)$ 38   (b)$115
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth II ....................................  (a)$113   (a)$190
                                                              (b)$ 38   (b)$115
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond. ............................................  (a)$113   (a)$192
                                                              (b)$ 39   (b)$118
Worldwide Emerging Markets .................................  (a)$117   (a)$202
                                                              (b)$ 42   (b)$127
Worldwide Hard Assets ......................................  (a)$114   (a)$193
                                                              (b)$ 39   (b)$119
Worldwide Real Estate ......................................  (a)$135   (a)$253
                                                              (b)$ 60   (b)$177

================================================================================


THE COMPANY

     Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for wealth protection and wealth creation to more than 12 million customers.

THE CONSECO ADVANTAGE PLUS
ANNUITY CONTRACT

     This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract is in the ANNUITY PERIOD.

     The contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

     You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. We will accept up to $2,000,000 in purchase payments without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 each month to a qualified contract. If you select the automatic payment check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

PURCHASE PAYMENT CREDIT FEATURE

     Each time you make a purchase payment, we will credit an additional 4% to that purchase payment. We refer to these amounts as purchase payment credits or the bonus. Purchase payment credits will be allocated in the same way as your purchase payment. An amount equal to the credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the purchase payment credit amount. We will not deduct any earnings that result from the purchase payment credit at any time.

     Contract charges are deducted from contract value. Therefore, when we credit your contract with a purchase payment credit, your contract incurs expenses on the total contract value, which includes on the purchase payment credit amount. When you cancel your contract during the Free Look Period, you will forfeit your purchase payment credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the purchase payment plus the credit amount), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the purchase payment credit. We expect to profit from certain charges assessed under

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


the contract, including certain charges (i.e., the contingent deferred sales charge and the insurance charge) associated with the purchase payment credit. The purchase payment credit feature may not be available in your state.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment portfolios at any one time including the fixed account. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern standard time.

FREE LOOK

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. On the day we receive your request at our administrative office, we will return the value of your contract, less the purchase payment credits. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

     The contract offers 47 INVESTMENT PORTFOLIOS which are listed below. YOU CAN INVEST IN UP TO 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME. Additional investment portfolios may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (800) 557-7043. See Appendix A which contains a summary of investment objectives and strategies for each portfolio.

     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

    Managed by Conseco Capital Management, Inc.
    (Conseco Capital Management, Inc. is an affiliate of Conseco Variable)
       Conseco 20 Focus Portfolio
       Equity Portfolio
       Balanced Portfolio
       High Yield Portfolio
       Fixed Income Portfolio
       Government Securities Portfolio
       Money Market Portfolio

================================================================================


THE ALGER AMERICAN FUND
  Managed by Fred Alger Management, Inc.
    Alger American Growth Portfolio
    Alger American Leveraged AllCap Portfolio
    Alger American MidCap Growth Portfolio
    Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Managed by American Century Investment Management, Inc.
    VP Income & Growth
    VP International
    VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
  Managed by Berger LLC (formerly, Berger
  Associates, Inc.)
    Berger IPT--Growth Fund
    Berger IPT--Growth and Income Fund
    Berger IPT--Small Company Growth Fund
    Berger IPT--New Generation Fund
  Managed by BBOI Worldwide LLC
    Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

  Managed by The Dreyfus Corporation (NCM Capital Management Group, Inc.-- sub-investment adviser)

DREYFUS STOCK INDEX FUND
  Managed by The Dreyfus Corporation
  (Mellon Equity Associates-index fund manager)

DREYFUS VARIABLE INVESTMENT FUND
  Managed by The Dreyfus Corporation
    Dreyfus VIF Disciplined Stock Portfolio
    Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES
  Managed by Federated Investment Management Company
    Federated High Income Bond Fund II
    Federated Utility Fund II
  Managed by Federated Global Investment Management Corp.
    Federated International Equity Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
(NOT AVAILABLE  FOR NEW SALES AS OF MAY 1, 2000)
  Managed by INVESCO Funds Group, Inc.
    INVESCO VIF--High Yield Fund
    INVESCO VIF--Equity Income Fund

JANUS ASPEN SERIES
  Managed by Janus Capital Corporation
    Aggressive Growth Portfolio
    Growth Portfolio
    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
  Managed by Lazard Asset Management
    Lazard Retirement Equity Portfolio
    Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
  Managed by Lord, Abbett & Co.
    Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
  Managed by Mitchell Hutchins Asset
  Management, Inc.
    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Managed by Neuberger Berman
  Management Inc.
    Limited Maturity Bond Portfolio
    Partners Portfolio

RYDEX VARIABLE TRUST
  Managed by Rydex Global Advisors
    OTC Fund
    Nova Fund

SELIGMAN PORTFOLIOS, INC.
  Managed by J. & W. Seligman & Co. Incorporated
    Seligman Communications and Information Portfolio
    Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
  Advised by Strong Capital Management, Inc.
    Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
  Advised by Strong Capital Management, Inc.
    Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
  Managed by Van Eck Associates Corporation
    Worldwide Bond Fund
    Worldwide Emerging Markets Fund
    Worldwide Hard Assets Fund
    Worldwide Real Estate Fund

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


     Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

     During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

     We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

     We may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute one of the investment portfolios you have selected with another investment portfolio. We will notify you of our intent to do this. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money to up to 15 investment portfolios at any one time.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the fixed account, and to or from any investment portfolio by providing us with a written request. The following apply to any transfer during the accumulation period:

     1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

     3. You must leave at least $500 in each investment portfolio after you make a transfer unless the entire amount is being transferred.

     4. Transfers out of the Fixed Account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

     5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

     a. the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

     6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

================================================================================


     TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following also apply to any transfer during the annuity period:

     1. You can make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

     3. You must leave at least $500 in each investment portfolio after a transfer unless the entire amount is being transferred.

     4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

     5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

     This product is not designed for professional market timing organizations. We reserve the right to modify the transfer privileges described above.

DOLLAR COST AVERAGING PROGRAM

     The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

     If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

     Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in an investment portfolio if you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit.

     If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. If, at the time of application, you select the guaranteed minimum death benefit and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 1.90%, on an annual basis, if you select the guaranteed minimum death benefit. We may increase the insurance charges for your contract up to 2.40%, on an annual basis, if you select the guaranteed minimum death benefit and the guaranteed minimum income benefit.

     This charge is included in part of our calculation of the value of the accumulation units and the annuity units. The insurance charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from this charge.

================================================================================


CONTRACT MAINTENANCE CHARGE

     During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 from your contract as a contract maintenance charge. This charge is for certain..administrative expenses associated with the contract.

     No contract maintenance charge is deducted during the annuity period. We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary we will deduct the full contract maintenance charge on the annuity date unless the contract value on the annuity date is $50,000 or more.

     The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

CONTINGENT DEFERRED SALES CHARGE

     During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, we will assess a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

                     NO. OF CONTRACT YEARS     CONTINGENT
                     FROM RECEIPT OF         DEFERRED SALES
                     PURCHASE PAYMENT            CHARGE

                     --------------------------------------

                      0-1.............................. 8%
                      2................................ 8%
                      3................................ 8%
                      4................................ 8%
                      5................................ 7%
                      6................................ 6%
                      7................................ 5%
                      8................................ 3%
                      9................................ 1%
                      10 or more....................... 0%


     Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

     For tax purposes, withdrawals are generally considered to have come from earnings first.

     FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

     o  10% of the value of your contract (on a non-cumulative basis);

     o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

     o the total of your purchase payments that have been in the contract for more than 9 complete years.

     UNEMPLOYMENT BENEFIT. We will allow a one time free partial withdrawal of up to 50% of your contract value if:

     o  your contract has been in force for at least 1 year;

     o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

     o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

     o  your employment was involuntarily terminated by your employer; and

     o you certify to us that you are still unemployed when you make the withdrawal request.

     This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     We will reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

     You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity period are free. We reserve the right to change the transfer fee.

     The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

     Transfers made at the end of the Free Look Period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE

     Your contract value is the sum of your interest in the various investment portfolios and our fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolios you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an ANNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.

ACCUMULATION UNITS

     Initially, the accumulation unit value for each account was arbitrarily set. Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated, including any purchase payment credit, to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

================================================================================


EXAMPLE:

     On Wednesday, we receive an additional purchase payment of $4,000 from you and we credit your contract with the 4% purchase payment credit. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,160 ($4,000 purchase payment plus $160 credit) by $12.25 and credit your contract on Wednesday night with 339.59 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

     You can have access to the money in your contract:

     o  by making a withdrawal (either a partial or a complete withdrawal);

     o  by electing to receive annuity payments; or

     o  when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation period.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

     You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

     Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

     The systematic withdrawal program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. You can instruct us to withdraw a level dollar amount or percentage from specified investment options (largest account balance or on a pro-rata basis). If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge.

INCOME TAXES, TAX PENALTIES AND CERTAIN  RESTRICTIONS  (UNDER 403(B)  CONTRACTS,
SEE "TAXES--WITHDRAWALS--TAX-SHELTERED ANNUITIES") MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

     If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     If death occurs prior to age 80, the amount of the death benefit will be the greater of:

     (1) the value of your contract as of the business day we receive proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals and contingent deferred sales charges.

     If you are age 80 or over, the death benefit will be equal to the value of your contract.

     OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit option. Under this option, if you die before age 80, the death benefit will be the greater of:

     (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

     (2) the value of your contract as of the business day we receive proof of death and a payment election; or

     (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

     Adjusted partial withdrawal means:

     o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

     o the amount of the death benefit just before the partial withdrawal; divided by

     o  the value of your contract just before the partial withdrawal.

     If death occurs at age 80 or later, the death benefit will be the greater of: (1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawal.

     If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

     The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

     Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of your death during the accumulation period.

     OPTION 1--lump sum payment of the death benefit; or

     OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

     OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

     Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

     Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

     o continue the contract in his or her own name at the then current contract value;

     o  elect a lump sum payment of the death benefit; or

     o  apply the death benefit to an annuity option.

     If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

     If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any Joint Owner during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS
(THE ANNUITY PERIOD)

     Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The ANNUITANT is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

     You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) The value of your contract in the investment portfolio(s) on the annuity date;

     2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3) The performance of the investment portfolio(s) you selected.

     You can choose either a 3% or a 5% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease.

     On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum pay-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


ment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

     OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT. For an extra charge, you can elect the guaranteed minimum income benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

     Under the guaranteed minimum income benefit, a guaranteed minimum amount will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

     1) the largest contract value on any contract anniversary; less

     2) any adjusted partial withdrawals.

     This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

     Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

     The guaranteed minimum income amount after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or
(2) the guaranteed minimum income benefit as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

     If you elect this benefit, the following limitations will apply:

     o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2. Life Income With Period Certain, will be applied.

     o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

     o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

     o The annuity date selected must occur within 30 days following a contract anniversary.

     o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

     On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

     You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first payment.

================================================================================


TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED CONTRACT.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a QUALIFIED CONTRACT.

     A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

     (5) paid to you after you have attained age 55 and you have left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

          We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a contract owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law, owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

PERFORMANCE

     We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which

================================================================================


reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio. Any performance advertised will reflect the bonus credits applied to a contract.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

     We established a separate account, Conseco Variable Annuity Account H (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

     OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

     JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

     You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

     Our consolidated financial statements have been included in the Statement of Additional Informa-tion. There are no financial statements for the Separate Account because the Separate Account commenced operations on February 11, 2000.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H

                                                              INDIVIDUAL ANNUITY
================================================================================


APPENDIX A -- PARTICIPATING INVESTMENT PORTFOLIOS

     Below is a summary of the investment objectives and strategies of each investment portfolio available under the contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20--30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of compa-

================================================================================


nies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Interna-tional investment involves special risk considera- tions. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment advisor for the Berger IPT--Growth Fund, the Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the investment advisor for the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the contract:

BERGER IPT--GROWTH FUND
(FORMERLY, BERGER IPT-100 FUND)

     The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

BERGER IPT--GROWTH AND INCOME FUND

     The Berger IPT--Growth and Income Fund aims for capital appreciation and has a secondary goal of investing in securities that produce current income for the portfolio. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

BERGER IPT--SMALL COMPANY GROWTH FUND

     The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

BERGER IPT--NEW GENERATION FUND

     The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER/BIAM IPT--INTERNATIONAL FUND

     The Berger/BIAM IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the contract:

DREYFUS VIF DISCIPLINED STOCK PORTFOLIO

The Dreyfus VIF Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II and Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following portfolios are available under the contract:

FEDERATED HIGH INCOME BOND FUND II

     The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

     The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2000)

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the

================================================================================


Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

     The INVESCO VIF--Equity Income Fund's primary goal is high current income, with growth of capital as a secondary objective. The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher.

INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under the contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Manage-ment serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH & INCOME PORTFOLIO

     The Growth & Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. is the investment adviser of the fund. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberg-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


er Berman Management Inc. is the investment adviser. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM. The Fund invests principally in securities of companies included in the NASDAQ 100 IndexTM. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

     The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

     The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

================================================================================


VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the contract:

WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return income plus capital appreciation by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors' Service.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

     The Worldwide Real Estate Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

================================================================================


TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Company

Independent Accountants

Legal Opinions

Distribution

Reduction or Elimination of Contingent Deferred

Sales Charge

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements

--------------------------------------------------------------------------------

     If you would like a free copy of the Statement of Additional Information dated May 1, 2000 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account H fixed and variable annuity at the following address:

          Name:
               ----------------------------------------------------
          Mailing Address:
                          -----------------------------------------

          ---------------------------------------------------------
                                   Sincerely,

                   -------------------------------------------
                                   (Signature)
--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

(C) 2000, Conseco Variable Insurance Company

                                                                  [LOGO OMITTED]
                                                                      CONSECO(R)
                                                                    Step up.(SM)


                               ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT
                         OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES
                            NOT GUARANTEE PERFORMANCE BY THE INSURER ISSUING THE
                                 ANNUITY, NOR IS IT INSURED BY THE FDIC, NCUSIF,
                                                    OR ANY OTHER FEDERAL ENTITY.


                                                   [NO FDIC LOGO] [NO BANK LOGO]

             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF
           VARIABLE ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES
            OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, HELPS 13
                      MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                           CONSECO EQUITY SALES , INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                             CV205 (03/00) 08445
                                     (C) 2000 Conseco Variable Insurance Company



                                                                     CONSECO.COM

              CONSECO, THE OFFICIAL FINANCIAL SERVICES PROVIDER OF [NASCAR LOGO]



[LOGO: INSURANCE MARKETPLACE STANDARDS ASSOCIATION]

[LOGO: RETIRE ON YOUR TERMS VARIABLE ANNUITIES]